RECEIVABLES (Tables)	12 Months Ended
Nov. 30, 2020
Trade and other receivables [abstract]
Schedule of trade receivable
	2020	2019
	$	$
Accounts receivable	10,360	25,299
Sales tax receivable	227,699	14,293
Other receivables	-	658,769

	238,059	698,361